Expense Example	Nov. 04, 2026 USD ($)
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 165
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	456
Expense Example, with Redemption, 10 Years	897
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	160
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	837
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	789
GMO Emerging Country Debt Shares Fund | GMO Emerging Country Debt Shares Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	170
Expense Example, with Redemption, 3 Years	586
GMO Emerging Country Debt Shares Fund | GMO Emerging Country Debt Shares Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	183
Expense Example, with Redemption, 3 Years	$ 626